Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2024
Provisions for other liabilities and charges
Schedule of decommissioning and site restoration provision

	2024	2023	2022
	$'000	$'000	$'000
Decommissioning and site restoration provisions
At January 1	86,408	85,016	71,941
Additions through business combinations	—	—	34,419
Provisions for new sites and remeasurements of existing sites	2,940	(505)	(24,898)
Utilization	(95)	(343)	(343)
Disposal of subsidiary	(3,299)	—	—
Unwinding of discount	9,191	9,156	7,084
Exchange differences	(11,087)	(6,916)	(3,187)
At December 31	84,058	86,408	85,016

Analysis of total decommissioning and site restoration provisions
Non-current	83,876	86,131	84,533
Current	182	277	483
	84,058	86,408	85,016

Schedule of discount rate applied by each operating entity

		IHS	IHS Côte	IHS	IHS	IHS
	Nigerian	Cameroon	d’Ivoire	Zambia	South Africa	Rwanda	Brazilian	IHS Kuwait
	entities	S.A.	S.A.	Limited	Proprietary Limited	Limited	entities	Limited
	%	%	%	%	%	%	%	%
Discount rates
2024	11.1	7.8	5.9	14.0	11.0	13.5	14.0	n/a
2023	11.1	7.4	5.9	14.0	12.2	13.5	15.1	6.3

Schedule of impact on accumulated losses of 1% shift in discount rate

	Increase/(decrease)
	in provision
	2024	2023	2022
	$’000	$’000	$’000

1% increase	(4,422)	(2,562)	(2,066)
1% decrease	2,568	1,189	1,606